Initial Public Offering	9 Months Ended
Sep. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 4 — Initial Public Offering
Pursuant to the IPO, the Company initially sold 34,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock, par value $0.0001 per share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.